DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-May-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 1 of 3

Payment Determination Statement Number	3
Distribution Date	08-May-08
Record Date	07-May-08

Dates Covered	From and Including	To and Including
Collections Period	01-Apr-08	30-Apr-08
Accrual Period	08-Apr-08	07-May-08
30/360 Days	30
Actual/360 Days	30

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance — Beginning of Period	78,699	$1,465,996,129.57
Collections of Installment Principal		25,670,410.10
Collections Attributable to Full Payoffs		17,213,585.69
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		1,406,776.89

Pool Balance — End of Period(EOP)	77,212	$1,421,705,356.89

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$1,555,000,035.25
Pool Factor (Pool Balance as a % of Initial Pool Balance)		91.43%
Ending Overcollateralization(O/C) Amount		$59,663,410.06
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		104.380%
Cumulative Net Losses		$1,120,151.08
Net Loss Ratio (3 mos weighted avg.)		0.297%
Cumulative Recovery Ratio		42.977%

Delinquency Information:(1)		$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent		21,330,638.04	1.500%	1,134
61-90 Days Delinquent		2,960,563.97	0.208%	129
91-120 Days Delinquent		593,259.65	0.042%	28
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		4,674,813.27	0.329%	195
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.
60+ Days Delinquency Amount		8,228,636.89
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)		0.31829%

		Current Month	Prior Month
Weighted Average A.P.R.		7.807%	7.806%
Weighted Average Remaining Term (months)		55.26	56.09
Weighted Average Seasoning (months)		12.25	11.37

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$25,670,410.10	Pool Balance	$1,421,705,356.89
Collections Attributable to Full Payoffs	17,213,585.69	Yield Supplement O/C Amount	(39,338,006.48)

Principal Amount of Repurchases	0.00	Adjusted Pool Balance	$1,382,367,350.41
Recoveries on Loss Accounts	627,931.62
Collections of Interest	9,349,105.55	Total Securities	$1,362,041,946.83
Investment Earnings	63,963.39
Reserve Account	7,537,000.00	Adjusted O/C Amount	$20,325,403.58
Hedge Receipts	0.00

Total Sources	$60,461,996.35	Target Overcollateralization Amount	$55,294,694.02

Cash Uses
Servicer Fee	$1,221,663.44	O/C Release Period?	No
Hedge Payments (excl. termination payments)	37,391.66
A Note Interest	3,959,233.39	O/C Release	$0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	385,722.50
Second Priority Principal Distribution Amount	0.00
C Note Interest	162,916.67
Third Priority Principal Distribution Amount	26,832,665.11
Reserve Fund	7,537,000.00
Required Principal Distribution Amount	20,325,403.58
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$60,461,996.35

Administrative Payment
Total Principal and Interest Sources	$60,461,996.35
Investment Earnings in Trust Account	(63,963.39)
Hedge Receipts	37,391.66
Daily Collections Remitted	(52,883,335.24)
Cash Reserve in Trust Account	(7,537,000.00)
Servicer Fee (withheld)	(1,221,663.44)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	($1,206,574.06)

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 350,000,000.00 @ 3.15195%	251,800,015.52	204,641,946.83	47,158,068.69	134.7373391	661,384.22	1.8896692
Class A-2a 75,000,000.00 @ 3.40%	75,000,000.00	75,000,000.00	0.00	0.0000000	212,500.00	2.8333333
Class A-2b 310,000,000.00 @ 3.58875%	310,000,000.00	310,000,000.00	0.00	0.0000000	927,093.75	2.9906250
Class A-3a 275,000,000.00 @ 3.70%	275,000,000.00	275,000,000.00	0.00	0.0000000	847,916.67	3.0833333
Class A-3b 190,000,000.00 @ 3.78875%	190,000,000.00	190,000,000.00	0.00	0.0000000	599,885.42	3.1572917
Class A-4 190,300,000.00 @ 4.48%	190,300,000.00	190,300,000.00	0.00	0.0000000	710,453.33	3.7333333
Class B 83,100,000.00 @ 5.57%	83,100,000.00	83,100,000.00	0.00	0.0000000	385,722.50	4.6416667
Class C 34,000,000.00 @ 5.75%	34,000,000.00	34,000,000.00	0.00	0.0000000	162,916.67	4.7916668

Total Notes	$1,409,200,015.52	$1,362,041,946.83	$47,158,068.69		$4,507,872.56

*	Class A-1 , A-2b, A-3b Interest is computed on an Actual/360 Basis. Days in current period 30